Discontinued operations (Details 5) - USD ($) $ in Millions	Dec. 31, 2019	Apr. 08, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [line items]
Lease liabilities	$ 1,949		$ 1,736
Right-of-use assets	1,677		1,554
Not later than one year [member]
Statement [line items]
Lease liabilities	246
Between one and five years
Statement [line items]
Lease liabilities	622
Later than five years [member]
Statement [line items]
Lease liabilities	$ 1,081
Discontinued operations
Statement [line items]
Total future payments				$ 229
Unearned interest income				16
Minimum lease payments from finance lease agreements, at present value				213
Finance lease provision				(65)
Net book value				148
Lease liabilities		$ 269	286
Right-of-use assets		$ 269	$ 276
Discontinued operations | Not later than one year [member]
Statement [line items]
Total future payments				64
Unearned interest income				5
Minimum lease payments from finance lease agreements, at present value				59
Finance lease provision				(2)
Net book value				57
Discontinued operations | Between one and five years
Statement [line items]
Total future payments				117
Unearned interest income				9
Minimum lease payments from finance lease agreements, at present value				108
Finance lease provision				(28)
Net book value				80
Discontinued operations | Later than five years [member]
Statement [line items]
Total future payments				48
Unearned interest income				2
Minimum lease payments from finance lease agreements, at present value				46
Finance lease provision				(35)
Net book value				$ 11